Climate change - Summary of Climate Change in Price-Only Sensitivities Reflect (Detail) - 1.5°C scenario [member]	Jun. 30, 2024 $ / Per-tonne
2030 [member]
Disclosure of Detailed Information About Price Only Sensitivities of Coal Price [Line Items]
Wood Mackenzie Net Zero	143
2050 [member]
Disclosure of Detailed Information About Price Only Sensitivities of Coal Price [Line Items]
Wood Mackenzie Net Zero	180